CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
The following identifies the balance sheet line items included in cash, cash equivalents and restricted cash as presented in the consolidated statements of cash flows:

(in thousands of $)	June 30,	December 31,
	2021	2020
Cash and cash equivalents	144,151	128,878
Restricted cash	56	84
Cash, cash equivalents and restricted cash	144,207	128,962

Restricted cash consists of cash that is restricted by law for the Norwegian tax authorities in relation to social security of employees.